Financial assets, liabilities and financial result (excluding Orange Bank) - Financial assets and liabilities - Tabular disclosure - Segments (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Noncurrent financial assets related to Mobile Financial Services activities	€ 1,210	€ 1,259		€ 1,617
Non-current financial assets	1,516	1,208		2,282
Non-current derivatives, assets	132	562		263
Current financial assets related to Mobile Financial Services activities	2,075	3,095		3,075
Current financial assets	3,259	4,766		2,748
Current derivatives, assets	162	12		139
Cash and cash equivalents	8,145	6,481		5,634	€ 5,810
Non-current financial liabilities related to Mobile Financial Services activities	0	0
Non-current financial liabilities	30,089	33,148	€ 26,322	26,749
Non-current derivatives liabilities	844	487		775
Current financial liabilities related to Mobile Financial Services activities	3,128	4,279		4,835
Current financial liabilities	5,170	3,925	€ 7,103	7,270
Current derivatives liabilities	35	22		133
Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	1,544
Non-current derivatives, assets	132
Current financial assets	3,259
Current derivatives, assets	162
Cash and cash equivalents	7,891	6,112		5,081	5,333
Non-current financial liabilities	30,089
Non-current derivatives liabilities	769
Current financial liabilities	5,172
Current derivatives liabilities	35
Operating segments [member] | Mobile Financial Services, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Noncurrent financial assets related to Mobile Financial Services activities	1,210
Current financial assets related to Mobile Financial Services activities	2,077	3,098		3,075
Cash and cash equivalents	254	369		553	€ 477
Non-current financial liabilities related to Mobile Financial Services activities	27
Non-current derivatives liabilities	75
Current financial liabilities related to Mobile Financial Services activities	3,128	€ 4,280		€ 4,835
Elimination of intersegment amounts [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	(27)
Current financial assets related to Mobile Financial Services activities	(2)
Non-current financial liabilities related to Mobile Financial Services activities	(27)
Current financial liabilities	(2)
Elimination of intersegment amounts [member] | Telecom activities, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	(27)
Current financial assets related to Mobile Financial Services activities	(2)
Non-current financial liabilities related to Mobile Financial Services activities	(27)
Current financial liabilities	€ (2)